Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax and social contribution for the year	R$ (155,843)		R$ (71,053)	R$ (90,315)
Adjustments for:
Depreciation and amortization	211,156		174,088	164,932
Impairment losses on trade receivables	32,726		25,015	4,297
Reversal of provision for tax, civil and labor losses	(1,986)		(2,092)	(3,325)
Interest on provision for tax, civil and labor losses	34,300		13,297	41,428
Provision for obsolete inventories	22,117		4,057	6,831
Interest on bonds and financing	43,549		52,935	92,583
Interest on loans from related parties			2,922
Contractual obligations and right to returned goods	(1,159)		1,454	(24,939)
Imputed interest on suppliers	157		2,945	3,364
Interest on accounts payable for business combination	8,158		1,568	233
Share-based payment expense	22,526		39,648	1,372
Interest on lease liabilities	14,984		15,091	16,312
Interest on marketable securities incurred	(26,719)		(16,907)
Disposals of right of use assets and lease liabilities	(195)		(869)
Residual value of disposals of property and equipment and intangible assets	124		415	5,777
Cash flows from operating activities before changes in working capital	203,894		242,514	218,550
Changes in
Trade receivables	(25,408)		(123,412)	(73,386)
Inventories	(14,038)		(20,812)	29,754
Prepayments	(12,511)		(4,060)	(13,877)
Taxes recoverable	(4,914)		24,573	(14,524)
Judicial deposits and escrow accounts	(6,076)		184	(4,480)
Other receivables	(1,789)		4,516	7,590
Suppliers	(16,124)		42,620	(9,235)
Salaries and social charges	(9,890)		(6,693)	(23,810)
Tax payable	5,711		13,629	17,573
Contractual obligations and deferred income	(2,659)		(2,163)	(2,464)
Other receivables and liabilities from related parties	(94,155)		117,299	11,103
Other liabilities	(670)		4,295	4,879
Cash from operating activities	21,371		292,490	147,673
Income tax and social contribution paid	(1,167)		(5,234)	(14,060)
Interest on liabilities paid	(14,692)		(14,675)	(8,685)
Payment of interest on bonds and financing	(24,922)	[1]	(49,404)	(117,696)
Payment of interest on business combinations	(1,571)
Payment of provision for tax, civil and labor losses	(627)		(7,716)
Net cash (used in) generated by operating activities	(21,608)		215,461	7,232
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(20,910)		(1,642)	(12,808)
Additions of intangible assets	(55,878)		(42,793)	(37,461)
Acquisition of subsidiaries net of cash acquired	(186,218)		(23,147)
Proceeds from (Purchase of) investment in marketable securities	351,472		(474,195)
Net cash generated by (used in) investing activities	88,466		(541,777)	(50,269)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution			2,426
Suppliers - related parties	(1,450)		(207,174)	(23,642)
Loans from related parties			65,600	29,192
Payments of loans from related parties	(20,884)		(76,830)
Lease liabilities paid	(21,998)		(12,835)	(24,021)
Parent Company's Net Investment			(6,335)	2,564
Issuance of common shares in initial public offering			1,836,317
Transaction costs in initial public offering			(154,849)
Acquisition of treasury shares	(23,880)
Payments of bonds and financing	(477,741)	[1]	(852,135)
Issuance of public bonds net off issuance costs	497,000
Payments of accounts payable for business combination	(19,168)
Net cash generated by (used in) financing activities	(68,121)		594,185	(15,907)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,263)		267,869	(58,944)
Cash and cash equivalents at beginning of year	311,156		43,287	102,231
Cash and cash equivalents at end of year	309,893		311,156	43,287
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	R$ (1,263)		R$ 267,869	R$ (58,944)

[1]	On March 15, 2021, the Company, substantially settled bonds with related parties amounting to R$ 100,000 and R$ 1,488, in principal and interest, respectively as follows: 5th Issuance, 1st series – R$ 101,488. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 1,451, 6th Issuance, 2nd series – R$ 3,613 and 7th Issuance, single series – R$ 5,663. This measure is part of a commitment with shareholders as a result of the IPO.